Share-Based Payments - Board LTIP 2019 - Additional information (Details)	12 Months Ended
	Dec. 31, 2020 EquityInstruments	Dec. 31, 2020 SEK (kr)	Dec. 31, 2019 EquityInstruments	Dec. 31, 2018 EquityInstruments	Dec. 31, 2017 EquityInstruments
Disclosure of terms and conditions of share-based payment arrangement [line items]
Accumulated number of outstanding	1,279,086		2,575,586	2,518,086	1,661,500
Board LTIP 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Accumulated number of outstanding	51,399	51,399
Vesting period	3 years
Board LTIP 2019 | Milestone 1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of share price increases as the condition for share awards to be earned	60.00%
Percentage of the share awards earned based on the price increase condition	100.00%
Board LTIP 2019 | Milestone 2
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of share price increases as the condition for share awards to be earned	20.00%
Percentage of the share awards earned based on the price increase condition	33.00%
Board LTIP 2019 | Milestone 3 | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of the share awards earned based on the price increase condition	20.00%
Board LTIP 2019 | Milestone 3 | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of share price increases as the condition for share awards to be earned	60.00%
Board LTIP 2019 | Scenario four
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of share price increases as the condition for share awards to be earned	20.00%
Board LTIP 2019 | Scenario four | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of the share awards earned based on the price increase condition	0.00%